Fair Value Measurements (Details Textual) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Asset retirement obligations	$ 24,883	$ 21,171	$ 2,963